Group statement of changes in equity - USD ($) $ in Millions		Total	Share capital	Share premium	Other reserves	Retained earnings	Total	Non-controlling interests
Opening balance (Restated) at Dec. 31, 2017		$ 50,946	$ 4,360	$ 4,306	$ 12,294	$ 23,582	$ 44,542	$ 6,404
Opening balance at Dec. 31, 2017		51,115	4,360	4,306	12,284	23,761	44,711	6,404
Total comprehensive (loss)/income for the period	[1]	2,663			(2,188)	4,828	2,640	23
Currency translation arising on Rio Tinto Limited's share capital		(231)	(231)				(231)
Dividends		(3,331)				(3,177)	(3,177)	(154)
Share buyback	[2]	(1,444)	(4)		4	(1,444)	(1,444)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[3]	(82)			(26)	(56)	(82)
Change in equity held by Rio Tinto						28	28	(28)
Treasury shares reissued and other movements		5		5			5
Equity issued to holders of non-controlling interests		38						38
Employee share options and other IFRS 2 charges to the income statement		52			24	28	52
Transfers and other movements					34	(34)
Closing balance at Jun. 30, 2018		$ 48,616	4,125	4,311	10,142	23,755	42,333	6,283
Dividends per share: ordinary - paid during the period		$ 1.800
Dividends per share: special - paid during the period		0.000
Dividends per share: proposed in the announcement of the results for the period (in USD per share)		$ 1.270
Payments for entity's shares		$ 1,501
Dividends, Other, proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.000
Opening balance (Restated) at Dec. 31, 2017		$ 50,946	4,360	4,306	12,294	23,582	44,542	6,404
Opening balance at Dec. 31, 2017		51,115	4,360	4,306	12,284	23,761	44,711	6,404
Share buyback		(1,133)
Closing balance (Previously stated) at Dec. 31, 2018		49,823	3,688	4,312	8,661	27,025	43,686	6,137
Closing balance (Restated) at Dec. 31, 2018		49,708	3,688	4,312	8,661	26,912	43,573	6,135
Closing balance at Dec. 31, 2018		49,823
Payments for entity's shares		988
Total comprehensive (loss)/income for the period	[4]	2,691			229	3,661	3,890	(1,199)
Currency translation arising on Rio Tinto Limited's share capital		(31)	(31)				(31)
Dividends		(7,042)				(6,843)	(6,843)	(199)
Share buyback	[5]	(1,133)	(2)		2	(1,133)	(1,133)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[6]	(8)			0	(8)	(8)
Change in equity held by Rio Tinto						45	45	(45)
Treasury shares reissued and other movements		1		1			1
Equity issued to holders of non-controlling interests		43						43
Employee share options and other IFRS 2 charges to the income statement		71			31	40	71
Closing balance at Jun. 30, 2019		$ 44,300	$ 3,655	$ 4,313	$ 8,923	$ 22,674	$ 39,565	$ 4,735
Dividends per share: ordinary - paid during the period		$ 1.800
Dividends per share: special - paid during the period		2.430
Dividends per share: proposed in the announcement of the results for the period (in USD per share)		$ 1.510
Payments for entity's shares		$ 988
Dividends, Other, proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.610

[1]	Refer to Group statement of comprehensive income for further details.
[2]	Total amount of US$1,444 million includes own shares purchased from owners of Rio Tinto plc as per the cash flow statement of US$1,501 million adjusted for the movement in a financial liability recognised in respect of irrevocable contracts in place as at 30 June 2018 and 31 December 2017 to cover the share buy-back programme.
[3]	Net of contributions received from employees for share options.
[4]	Refer to Group statement of comprehensive income for further details.
[5]	Total amount of US$1,133 million includes own shares purchased from owners of Rio Tinto plc as per the cash flow statement of US$988 million adjusted for the movement in a financial liability recognised in respect of irrevocable contracts in place as at 30 June 2019 and 31 December 2018 to cover the share buy-back programme.
[6]	Net of contributions received from employees for share options.